Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2016
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	September 30,	December 31,
	2016	2015
Bank deposits	$5,122,537	$9,278,730
Money market funds	34,601,527	72,162
Total	$39,724,064	$9,350,892